Summary of significant accounting policies: - Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables
Impairment losses	$ 0	$ 0
Members
Receivables
Receivables	$ 122,888,000	$ 126,211,000	$ 136,552,000